Share-based compensation - Performance shares (Detail)		12 Months Ended
		Dec. 31, 2023 € / shares shares	Dec. 31, 2023 $ / shares € / shares shares	Dec. 31, 2022 € / shares shares	Dec. 31, 2022 $ / shares € / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				2,321,250	2,321,250		2,321,250	1,618,488	1,618,488
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement		€ 22.16
Euro [Member] | Performance share plans [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		5,392,035	5,392,035	4,385,837	4,385,837	5,392,035	4,385,837	3,097,713	3,097,713
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement		€ 27.22	€ 27.22	€ 33.13	€ 33.13			€ 45.28
Number of other equity instruments granted in share-based payment arrangement		2,299,280	2,299,280	2,323,435	2,323,435
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		€ 23.65		€ 20.55
Notional Dividends	[1]	240,977	240,977	155,067	155,067
Weighted Average Exercise Price Notional Dividends	[1]	€ 27.15		€ 33.91
Number of other equity instruments exercised or vested in share-based payment arrangement		(154,987)	(154,987)	(434,329)	(434,329)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement		€ 44.08		€ 40.9
Number of other equity instruments forfeited in share-based payment arrangement		(489,295)	(489,295)	(233,556)	(233,556)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement		€ 27.05		€ 38.67
Number of other equity instruments adjusted quantity | shares	[2]	(889,777)	(889,777)	(522,493)	(522,493)
Weighted average exercise price of other equity instruments adjusted quantity	[2]	€ 44.27		€ 40.48
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				2,345,263	2,345,263		2,345,263	1,611,021	1,611,021
US Dollar [Member] | Performance share plans [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		3,261,048	3,261,048	2,749,983	2,749,983	3,261,048	2,749,983	2,005,000	2,005,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares						$ 29.73	$ 36.66		$ 51.48
Number of other equity instruments granted in share-based payment arrangement		1,667,812	1,667,812	1,530,585	1,530,585
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 25.96		€ 21.93
Notional Dividends	[1]	152,750	152,750	98,883	98,883
Weighted Average Exercise Price Notional Dividends | $ / shares	[1]		€ 29.78		€ 37.15
Number of other equity instruments exercised or vested in share-based payment arrangement		(121,760)	(121,760)	(248,848)	(248,848)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 48.33		€ 45.23
Number of other equity instruments forfeited in share-based payment arrangement		(596,846)	(596,846)	(309,570)	(309,570)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 28.95		€ 44.04
Number of other equity instruments adjusted quantity | shares	[2]	(590,890)	(590,890)	(326,066)	(326,066)
Weighted average exercise price of other equity instruments adjusted quantity | $ / shares	[2]		€ 48.28		€ 45.26

[1]	Dividend declared in 2023 on outstanding shares.
[2]	Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR, EPS, and SDG.